UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2011*

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       STG Capital Management, LP

Address:    780 Third Avenue
            Suite 301
            New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stan Gonzalez
Title:      Chief Financial Officer
Phone:      212-622-7713

Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York           May 16, 2011
------------------                ------------------           ------------
     [Signature]                    [City, State]                 [Date]

*As of March 31, 2011, STG Capital Management, LP no longer exercised investment discretion over any securities listed on the Securities and Exchange Commission Official List of Section 13F Securities. Accordingly, this is the final Form 13F being filed by STG Capital Management, LP.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:    $0
                                           (thousands)

List of Other Included Managers: NONE

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